Cash and Cash Equivalents - Schedule of Carrying Amounts of the Company’s Bank and Cash Balances (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Carrying Amounts of the Company’s Bank and Cash Balances [Line Items]
Bank and Cash balances	$ 477,624	$ 1,258,001
RMB [Member]
Schedule of Carrying Amounts of the Company’s Bank and Cash Balances [Line Items]
Bank and Cash balances	12,693	8,726
USD [Member]
Schedule of Carrying Amounts of the Company’s Bank and Cash Balances [Line Items]
Bank and Cash balances	$ 464,931	$ 1,249,275